Net Income per Share (Details 2) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	37,044,906	12,028,400
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	3,586,600	12,028,400
Non-vested restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	2,680,400
Convertible redeemable preferred shares.
Antidilutive Securities Excluded from Computation of Earnings Per Share
Total	30,777,906